Leases And Commitments (Warranty Accrual) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of year	$ 140.1	$ 139.8
Accruals for warranties issued during the year	136.1	136.1
Settlements made	(138.1)	(139.3)
Additions due to acquisitions	4.6	4.0
Effect of foreign currency translation	(5.1)	(0.5)
Balance at end of year	$ 137.6	$ 140.1